Annual Total Returns - Fidelity Advisor® Biotechnology Fund [BarChart] - 07.31 Fidelity Advisor Focus Funds AMCIZ Combo PRO-30 - Fidelity Advisor® Biotechnology Fund - Fidelity Advisor Biotechnology Fund-Class A
Sep. 29, 2021
Bar Chart Table:
Annual Return 2011	18.44%
Annual Return 2012	37.08%
Annual Return 2013	63.53%
Annual Return 2014	34.34%
Annual Return 2015	11.07%
Annual Return 2016	(23.58%)
Annual Return 2017	25.80%
Annual Return 2018	(3.78%)
Annual Return 2019	25.70%
Annual Return 2020	32.16%